Subsequent Events (Details Narrative) - Subsequent Event [Member]	Feb. 15, 2024 USD ($)
Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Description of acquired entity	The property has since been subdivided into two parcels. One parcel is being developed into 37 lots which should be available for construction of homes starting in the summer of 2024, of which one lot was purchased and is currently owned by Benjamin Marcus Homes, LLC (“BMH”), and the other parcel will be developed into 24 lots, which should be available for construction later this year or early next year (36 lots owned by 339 which should be available for construction, together with 24 lots owned by 339 which should be available for construction, the “60 Lots”)
Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase price	$ 3,892
Expected receivables	17,800
Debt receivable	892
Investment in return	3,000
Investment net	9,100
Additional debt	1,900
Expenditure anticipated	$ 2,700
Membership Interest Purchase Agreement [Member] | Mark L Hoskins and Barret Hoskins [Member]
Subsequent Event [Line Items]
Ownership percent	100.00%
Option Agreement [Member]
Subsequent Event [Line Items]
Option fee	$ 890